PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

8.    PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$

Receivables from third-party payment service providers	539	504
Utility deposits	3,883	915
Other deposits	490	391
Receivables from disposal of mining pool business	—	1,000
Receivables from long-term investments	—	559
Deferred expense*	430	670
Loans to the third parties	895	2,358
Derivative assets	1,392	859
Others	347	290
Less: allowance for credit losses	(1,678)	(1,635)
Prepayments and other current assets	6,298	5,911

*     Deferred expense represents cash paid in advance to vendors, such as consultant expense and compliance expense, which would be amortized according to their respective service periods.